Taxation (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income before Income/(Loss) Tax Expenses

The Company had minimal operations in jurisdictions other than the PRC. Income/(loss) before income tax expense consists of:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
PRC	946,261	1,292,104	1,263,223	181,943
Non PRC	(4,800)	(15,913)	(14,371)	(2,070)

	941,461	1,276,191	1,248,852	179,873

Income Tax Expense

The income tax expense is comprised of:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Current	187,447	292,017	136,429	19,650
Deferred	5,334	(6,475)	(103,800)	(14,950)

	192,781	285,542	32,629	4,700

Reconciliation of Income Tax Expense

The reconciliation of income tax expense for the years ended December 31, 2014, 2015 and 2016 is as follows:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Income before income tax expense	941,461	1,276,191	1,248,852	179,873
Income tax expense computed at applicable tax rates (25%)	235,365	319,047	312,213	44,969
Non-deductible expenses	8,344	16,372	25,798	3,716
Change in valuation allowances	5,493	16,054	47,006	6,770
Outside basis difference	27,789	(17,329)	(28,265)	(4,071)
Effect of international tax rate difference	1,200	3,978	3,593	517
Interest expense relating to unrecognized tax benefits	3,984	3,809	2,482	357
Effect of preferential tax rate	(89,394)	(56,389)	(330,198)	(47,558)

Income tax expense	192,781	285,542	32,629	4,700

Components of Deferred Taxes

The significant components of deferred taxes are as follows:

	December 31,
	2015	2016
	RMB	RMB	US$
Deferred tax assets
Current
Allowance for doubtful accounts	937	7,066	1,017
Accrued staff cost	3,396	3,166	456
Accrued expenses	8,972	52,497	7,561
Revenue recognition	30,912	42,062	6,059
Tax losses	4,071	1,206	174
VAT refund	4,111	3,598	518
Less: Valuation allowances	(6,422)	(10,367)	(1,493)

Net current deferred tax assets	45,977	99,228	14,292

Non-current
Tax losses	17,239	82,735	11,916
Less: Valuation allowances	(17,239)	(60,300)	(8,685)

Net non-current deferred tax assets	—	22,435	3,231

Total deferred tax assets	45,977	121,663	17,523

Deferred tax liabilities
Non-current
Intangible assets and internally-developed software	8,539	8,690	1,251
Outside basis difference	481,371	453,106	65,261

Total non-current deferred tax liabilities	489,910	461,796	66,512

Total deferred tax liabilities	489,910	461,796	66,512

Schedule of Unrecognized Tax Benefits

A roll-forward of unrecognized tax benefits is as follows:

	December 31,
	2015	2016
	RMB	RMB	US$
Beginning balance	17,274	22,003	3,169
Additions based on tax positions related to current year	4,729	—	—
Decreases based on tax positions related to prior years	—	(101)	(15)

Ending balance	22,003	21,902	3,154